SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
SEGMENT INFORMATION

NOTE 14 – SEGMENT INFORMATION

Geographic long-lived asset information presented below is based on the physical location of the assets at the end of year. Long-lived assets including intangible assets, capitalized software, property and equipment and security deposits, by geographic region, are as follows at:

	December 31, 2023	December 31, 2022
United States	$156,411	$262,764
Mexico	675,449	540,036
Total long-lived assets	$831,860	$802,800

The following table summarizes the Company’s total revenue by geographic area based on the billing address of the customers:

	Year Ended December 31,
	2023	2022	2021
United States	$9,870,950	$20,071,385	$20,156,744
Mexico	7,189,803	5,817,051	1,317,407
Total revenue	$17,060,753	$25,888,436	$21,474,151

FREIGHT TECHNOLOGIES, INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS